16. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future minimum rental income under operating leases
Year Ending December 31,	Future Minimum Rentals
2017	$5,327
2018	2,612
2019	1,558
2020	1,230
2021	308
Total	$11,035